Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 13, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017		$ 514
2018		524
2019		535
2020		546
2021		557
Thereafter		8,819
Total		11,495
Rent expense		$ 600	$ 600	$ 0
Settlement amount	$ 800